Special Opportunities Fund, Inc.
Portfolio of Investments
March 31, 2023 (Unaudited)

INVESTMENT COMPANIES - 87.39%	Shares	Value
Closed-End Funds - 73.49%
Aberdeen Asia-Pacific Income Fund, Inc.	555,653	$1,478,037
abrdn Global Dynamic Dividend	49,874	465,324
Adams Diversified Equity Fund, Inc.	322,377	5,012,962
Apollo Tactical Income Fund, Inc.	96,992	1,175,543
BlackRock California Municipal Income Trust	382,593	4,476,338
Blackrock ESG Capital Allocation Trust	369,295	5,764,695
BlackRock Innovation & Growth Trust	7,287	58,515
Blackstone Strategic Credit 2027 Term Fund	32,422	345,294
Center Coast Brookfield MLP & Energy Infrastructure Fund	146,938	2,828,557
Central Securities Corp.	214,394	7,457,309
Credit Suisse High Yield Bond Fund	461,022	871,332
Destra Multi-Alternative Fund	167,969	1,011,173
Dividend and Income Fund	350,673	3,948,578
Eaton Vance New York Municipal Bond Fund	340,307	3,307,784
Ellsworth Growth and Income Fund Ltd.	71,885	582,987
First Trust Dynamic Europe Equity Income Fund	516,930	6,585,688
General American Investors Co., Inc.	324,541	12,627,890
High Income Securities Fund	242,733	1,577,765
Highland Income Fund	449,644	3,952,371
Mexico Equity & Income Fund, Inc. (a)	100,100	1,008,007
MFS High Yield Municipal Trust	382,937	1,229,228
MFS Investment Grade Municipal Trust	62,608	462,673
Morgan Stanley Emerging Markets Debt Fund, Inc.	313,879	2,021,381
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	122,802	555,065
Neuberger Berman New York Municipal Fund, Inc.	34,908	335,815
Neuberger Berman Next Generation Connectivity Fund, Inc.	458,399	4,771,934
New America High Income Fund, Inc.	45,969	313,049
Nuveen Multi-Asset Income Fund	12,779	147,470
Nuveen Short Duration Credit Opportunities Fund	227,452	2,668,012
NXG NextGen Infrastructure Income Fund	64,196	2,354,067
Pershing Square Holdings Ltd. Fund (f)	10,000	350,250
Saba Capital Income & Opportunities Fund	592,234	4,826,707
SRH Total Return Fund, Inc.	980,937	12,045,906
Taiwan Fund, Inc. (a)	223,819	6,034,160
The Swiss Helvetia Fund, Inc.	236,992	1,879,347
Tortoise Energy Independence Fund, Inc.	21,079	593,374
Tortoise Power and Energy Infrastructure Fund, Inc.	55,479	712,905
Vertical Capital Income Fund	310,486	3,045,868
Virtus Total Return Fund, Inc.	403,236	2,610,953
Western Asset Intermediate Muni Fund, Inc.	13,945	110,260
		111,604,573
Business Development Companies - 13.90%
Barings BDC, Inc.	383,006	3,041,068
CION Investment Corp.	822,020	8,113,337
Crescent Capital BDC, Inc.	93,701	1,276,208
FS KKR Capital Corp.	213,874	3,956,669
Logan Ridge Finance Corp.	68,661	1,428,149
PennantPark Investment Corp.	34,965	184,615
Portman Ridge Finance Corp.	113,781	2,345,026
Runway Growth Finance Corp.	26,961	327,037
SuRo Capital Corp.	120,880	437,586
		21,109,695
Total Investment Companies (Cost $132,736,329)		132,714,268

TRUSTS - 0.30%
Copper Property CTL Pass Through Trust	39,620	439,782
Lamington Road Grantor Trust (a)(c)(f)	320,690	18,279
Total Trusts (Cost $616,025)		458,061

PREFERRED STOCKS - 0.43%
Real Estate Investment Trusts - 0.43%
Brookfield DTLA Fund Office Trust Investor, Inc.	171,723	302,232
NexPoint Diversified Real Estate Trust	22,324	354,282
Total Preferred Stocks (Cost $4,932,716)		656,514

OTHER COMMON STOCKS - 5.63%
Oil, Gas & Consumable Fuels - 4.93%
Texas Pacific Land Corp.	4,400	7,484,488
Real Estate Management & Development - 0.70%
Howard Hughes Corp. (a)	12,000	960,000
Trinity Place Holdings, Inc. (a)	221,748	106,439
		1,066,439
Total Other Common Stocks (Cost $6,552,341)		8,550,927

REAL ESTATE INVESTMENT TRUSTS - 3.27%
Creative Media & Community Trust Corp.	26,801	109,080
NexPoint Diversified Real Estate Trust	202,079	2,097,580
Seven Hills Realty Trust	274,093	2,751,894
Total Real Estate Investment Trusts (Cost $8,698,566)		4,958,554

	Shares/Units
SPECIAL PURPOSE ACQUISITION VEHICLES - 27.48% (a)
7 Acquisition Corp. (f)	64,660	675,050
Acropolis Infrastructure Acquisition Corp.	18,280	185,176
AfterNext HealthTech Acquisition Corp. (f)	29,600	302,512
Alset Capital Acquisition Corp.	47,500	486,400
AltC Acquisition Corp.	100,000	1,015,000
B Riley Principal 250 Merger Corp.	99,999	1,015,990
bleuacacia Ltd. (f)	46,542	475,659
C5 Acquisition Corp.	100,000	1,044,000
Cactus Acquisition Corp. 1 Ltd. (f)	81,400	849,816
Cartesian Growth Corp. II (f)	208,980	2,192,200
Churchill Capital Corp. V	105,728	1,065,738
Churchill Capital Corp. VI	81,000	818,910
Churchill Capital Corp. VII	124,920	1,266,689
Colombier Acquisition Corp.	99,999	1,012,990
Concord Acquisition Corp. II	93,029	943,314
Consilium Acquisition Corp I Ltd. (f)	96,900	1,003,399
dMY Technology Group, Inc. VI	118,227	1,208,292
Elliott Opportunity II Corp. (f)	127,791	1,309,219
Embrace Change Acquisition Corp. (f)	23,045	240,359
FG Merger Corp.	200,000	2,080,000
Fifth Wall Acquisition Corp. III (f)	73,639	751,118
G Squared Ascend II, Inc. (f)	67,998	701,059
Graf Acquisition Corp. IV	100,000	1,013,000
HNR Acquisition Corp.	63,000	657,720
Hudson Acquisition I Corp.	25,100	256,522
Kensington Capital Acquisition Corp. V (f)	230,649	2,403,363
Keyarch Acquisition Corp. (f)	150,000	1,548,000
LIV Capital Acquisition Corp. II (f)	94,500	985,635
Live Oak Crestview Climate Acquisition Corp. Units	1	10
Live Oak Crestview Climate Acquisition Corp.	1,620	16,362
M3-Brigade Acquisition III Corp.	159,558	1,646,639
Metals Acquisition Corp. (f)	49,900	509,978
Motive Capital Corp. II (f)	80,540	840,435
New Providence Acquisition Corp. II	22,700	236,080
Plutonian Acquisition Corp.	101,969	1,044,163
Portage Fintech Acquisition Corp. (f)	27,640	282,757
Post Holdings Partnering Corp.	150,000	1,518,000
PowerUp Acquisition Corp. (f)	15,000	157,350
PROOF Acquisition Corp. I	30,874	322,016
Pyrophyte Acquisition Corp. (f)	110,800	1,163,954
RCF Acquisition Corp. (f)	119,807	1,249,587
Rice Acquisition Corp. II (f)	107,500	1,100,263
Screaming Eagle Acquisition Corp. (f)	200,000	2,032,000
Social Capital Suvretta Holdings Corp. II (f)	50,000	511,000
Social Capital Suvretta Holdings Corp. IV (f)	110,000	1,124,200
Zimmer Energy Transition Acquisition Corp.	46,613	472,190
Total Special Purpose Acquisition Vehicles (Cost $40,458,233)		41,734,114

	Principal
	Amount
CORPORATE OBLIGATIONS - 1.02%
Lamington Road DAC (b)(c)(f)
8.000%, 04/07/2121	$16,542,013	661,680
9.750%, 04/07/2121	1,708,119	886,514
Total Corporate Obligations (Cost $5,563,098)		1,548,194

UNSECURED NOTES - 3.21%
iMedia Brands, Inc.
8.500%, 09/30/2026	23,458	178,281
Sachem Capital Corp.
7.125%, 06/30/2024	60,000	1,447,962
7.750%, 09/30/2025	120,000	2,850,936
6.000%, 03/30/2027	20,000	403,000
Total Unsecured Notes (Cost $5,546,450)		4,880,179

	Shares
WARRANTS - 0.17% (a)
African Gold Acquisition Corp.
Expiration: March 2028	150,000	1,500
Exercise Price: $11.50 (f)
AGBA Group Holding Ltd.
Expiration: May 2024	51,750	1,470
Exercise Price: $11.50 (f)
Alset Capital Acquisition Corp.
Expiration: February 2027	23,750	1,069
Exercise Price: $11.50
Andretti Acquisition Corp.
Expiration: March 2028	72,334	5,194
Exercise Price: $11.50 (f)
B Riley Principal 250 Merger Corp.
Expiration: December 2027	33,333	2,210
Exercise Price: $11.50
Blockchain Coinvestors Acquisition Corp. I
Expiration: November 2028	32,500	3,646
Exercise Price: $11.50 (f)
C5 Acquisition Corp.
Expiration: May 2028	50,000	2,000
Exercise Price: $11.50
Cactus Acquisition Corp. 1 Ltd.
Expiration: July 2023	40,700	2,035
Exercise Price: $11.50 (f)
Cartesian Growth Corp. II
Expiration: July 2028	21,986	3,520
Exercise Price: $11.50 (f)
CF Acquisition Corp. VIII
Expiration: December 2027	8,500	892
Exercise Price: $11.50
Churchill Capital Corp. V
Expiration: October 2027	26,432	4,938
Exercise Price: $11.50
Churchill Capital Corp. VI
Expiration: December 2027	16,200	1,782
Exercise Price: $11.50
Churchill Capital Corp. VII
Expiration: February 2028	24,984	3,060
Exercise Price: $11.50
Colombier Acquisition Corp.
Expiration: December 2028	33,333	7,210
Exercise Price: $11.50
Conyers Park III Acquisition Corp.
Expiration: August 2028	99,245	18,856
Exercise Price: $11.50
Corner Growth Acquisition Corp.
Expiration: December 2027	33,333	3,997
Exercise Price: $11.50 (f)
Corner Growth Acquisition Corp. 2
Expiration: June 2026	14,366	1,020
Exercise Price: $11.50 (f)
Digital Health Acquisition Corp.
Expiration: October 2023	116,000	9,860
Exercise Price: $11.50
Dune Acquisition Corp.
Expiration: October 2027	19,300	1,158
Exercise Price: $11.50
EdtechX Holdings Acquisition Corp. II
Expiration: June 2027	55,500	1,560
Exercise Price: $11.50
Elliott Opportunity II Corp.
Expiration: March 2026	150,000	8,250
Exercise Price: $11.50 (f)
FAST Acquisition Corp. II
Expiration: March 2026	28,999	10,016
Exercise Price: $11.50
FG Merger Corp.
Expiration: June 2027	150,000	7,575
Exercise Price: $11.50
Forum Merger IV Corp.
Expiration: December 2027	24,225	3,028
Exercise Price: $11.50
Fusion Acquisition Corp. II
Expiration: December 2027	46,666	532
Exercise Price: $11.50
G Squared Ascend II, Inc.
Expiration: December 2026	22,666	646
Exercise Price: $11.50 (f)
Graf Acquisition Corp. IV
Expiration: May 2028	20,000	2,802
Exercise Price: $11.50
HNR Acquisition Corp.
Expiration: July 2028	63,000	6,300
Exercise Price: $11.50
Insight Acquisition Corp.
Expiration: August 2026	12,450	249
Exercise Price: $11.50
Investcorp Europe Acquisition Corp. I
Expiration: November 2028	150,000	15,015
Exercise Price: $11.50 (f)
Juniper II Corp.
Expiration: December 2028	104,500	10,450
Exercise Price: $11.50
Keyarch Acquisition Corp.
Expiration: July 2028	75,000	2,100
Exercise Price: $11.50 (f)
Lamington Road
Expiration: July 2025	640,000	0
Exercise Price: $0.20 (c)(e)(f)
Landcadia Holdings IV, Inc.
Expiration: March 2028	25,000	4,112
Exercise Price: $11.50
Leo Holdings Corp. II
Expiration: January 2028	12,308	159
Exercise Price: $11.50 (f)
LIV Capital Acquisition Corp. II
Expiration: February 2027	70,875	3,615
Exercise Price: $11.50 (f)
Live Oak Crestview Climate Acquisition Corp.
Expiration: March 2026	540	189
Exercise Price: $11.50
M3-Brigade Acquisition III Corp.
Expiration: May 2023	36,666	13,566
Exercise Price: $11.50
Motive Capital Corp. II
Expiration: May 2028	79,025	12,399
Exercise Price: $11.50 (f)
Murphy Canyon Acquisition Corp.
Expiration: February 2027	94,500	8,505
Exercise Price: $11.50
Nogin, Inc.
Expiration: August 2027	55,350	1,555
Exercise Price: $230.00
Northern Star Investment Corp. III
Expiration: February 2028	17,833	892
Exercise Price: $11.50
Northern Star Investment Corp. IV
Expiration: December 2027	8,833	318
Exercise Price: $11.50
Oxbridge Acquisition Corp.
Expiration: August 2026	50,000	3,280
Exercise Price: $11.50 (f)
Plutonian Acquisition Corp.
Expiration: October 2027	101,969	5,690
Exercise Price: $11.50
Post Holdings Partnering Corp.
Expiration: April 2026	200,000	30,000
Exercise Price: $11.50
Quantum FinTech Acquisition Corp.
Expiration: December 2027	76,000	1,748
Exercise Price: $11.50
Screaming Eagle Acquisition Corp.
Expiration: December 2027	50,000	11,000
Exercise Price: $11.50 (f)
Shapeways Holdings, Inc.
Expiration: October 2026	100,000	2,200
Exercise Price: $11.50
Signa Sports United NV
Expiration: December 2026	29,000	3,990
Exercise Price: $11.50 (f)
Tailwind International Acquisition Corp.
Expiration: March 2028	13,400	268
Exercise Price: $11.50 (f)
TG Venture Acquisition Corp.
Expiration: August 2023	100,000	4,250
Exercise Price: $11.50
ZyVersa Therapeutics, Inc.
Expiration: December 2026	65,250	0
Exercise Price: $11.50 (c)(e)(f)
Total Warrants (Cost $1,146,896)		251,676

RIGHTS - 0.04% (a)
Alset Capital Acquisition Corp.	47,500	10,925
Hudson Acquisition I Corp. (Expiration: July 18, 2023)	25,100	3,790
Keyarch Acquisition Corp. (f)	150,000	12,705
Nocturne Acquisition Corp. (f)	75,000	9,750
Plutonian Acquisition Corp. (Expiration: August 15, 2023)	101,969	16,315
Total Rights (Cost $74,774)		53,485

MONEY MARKET FUNDS - 9.98%
Fidelity Institutional Government Portfolio - Class I, 4.710% (d)	7,580,395	7,580,395
Invesco Treasury Portfolio - Institutional Class, 4.722% (d)	7,580,395	7,580,395
Total Money Market Funds (Cost $15,160,790)		15,160,790

Total Investments (Cost $221,486,218) - 138.92%		210,966,762
Liabilities in Excess of Other Assets - (0.48)%		(734,263)
Preferred Stock - (38.44)%		(58,373,850)
TOTAL NET ASSETS - 100.00%		$151,858,649

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The coupon rate shown represents the rate at March 31, 2023.
(c)	Fair valued securities. The total market value of these securities was $1,566,473, representing 1.03% of net assets. Value determined using significant unobservable inputs.
(d)	The rate shown represents the seven-day yield at March 31, 2023.
(e)	Illiquid securities. The total market value of these securities was $0, representing 0.00% of net assets.
(f)	Foreign-issued security.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these schedule of investments.

Valuation of investments—The Fund calculates its net asset value based on the current market value for its portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use last reported sale prices or if not available the most recent bid price, current market quotations or valuations from computerized “matrix” systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source or a broker-dealer for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Directors (the “Board”). Various factors may be reviewed in order to make a good faith determination of a security’s fair value. Factors for other securities may include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; and changes in overall market conditions. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities may be fair valued. U.S. and foreign debt securities including short-term debt instruments having a maturity of 60 days or less shall be valued in accordance with the price supplied by a Pricing Service using the evaluated bid price. Money market mutual funds, demand notes and repurchase agreements are valued at cost, unless the Board or its delegate determines that this does not represent fair value.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various input and valuation techniques used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3—Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 investments are listed in the table of valuation techniques and inputs. Significant changes in any of these inputs in isolation may result in a change in fair value measurement.

In accordance with procedures established by the Fund’s Board of Directors, the Adviser shall initially value non-publicly-traded securities (for which a current market value is not readily available) at their acquisition cost less related expenses, where identifiable, unless and until the Adviser determines that such value does not represent fair value.

The Adviser sends a memorandum to the Chairman of the Valuation Committee with respect to any non-publicly-traded securities that are valued using a method other than cost detailing the reason, factors considered, and impact on the Fund’s NAV. If the Chairman determines that such fair valuation(s) require the involvement of the Valuation Committee, a special meeting of the Valuation Committee is called as soon as practicable to discuss such fair valuation(s). The Valuation Committee of the Board consists of at least two non-interested Directors, as defined by the Investment Company Act of 1940.

In addition to special meetings, the Valuation Committee meets prior to each regular quarterly Board meeting. At each quarterly meeting, the Adviser delivers a written report (the “Quarterly Report”) regarding any recommendations of fair valuation during the past quarter, including fair valuations which have not changed. The Valuation Committee reviews the Quarterly Report, discusses the valuation of the fair valued securities with appropriate levels of representatives from the Adviser’s management, and, unless more information is required, approves the valuation of fair valued securities.

The Valuation Committee also reviews other interim reports as necessary.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the Fund's investments:

	Quoted Prices in Active	Significant Other
	Markets for Identical	Observable Inputs	Unobservable Inputs
	Investments (Level 1)	(Level 2)	(Level 3)*	Total
Investment Companies
Closed-End Funds	$111,604,573	$-	$-	$111,604,573
Business Development Companies	21,109,695	-	-	21,109,695
Trusts	-	439,782	18,279	458,061
Preferred Stocks
Real Estate Investment Trusts	656,514	-	-	656,514
Other Common Stocks
Oil, Gas & Consumable Fuels	7,484,488	-	-	7,484,488
Real Estate Management & Development	1,066,439	-	-	1,066,439
Real Estate Investment Trusts	4,958,554	-	-	4,958,554
Special Purpose Acquisition Vehicles	29,869,824	11,864,290	-	41,734,114
Corporate Obligations	-	-	1,548,194	1,548,194
Unsecured Notes	4,880,179	-	-	4,880,179
Warrants	143,466	108,210	0	251,676
Rights	20,675	32,810	-	53,485
Money Market Funds	15,160,790	-	-	15,160,790
Total	$196,955,197	$12,445,092	$1,566,473	$210,966,762

*The Fund measures Level 3 activity as of the beginning and end of each financial reporting period.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Category	Trusts	Corporate Obligations	Warrants
Balance as of 12/31/2022	$18,279	$1,525,819	$4,639
Acquisitions	-	189,182	-
Dispositions	-	-	-
Transfers into (out of) Level 3	-	-	(249)
Accretion/Amortization	-	(151)	-
Corporate Actions	-	-	-
Realized Gain (Loss)	-	-	-
Change in unrealized appreciation (depreciation)	-	(166,656)	(4,390)
Balance as of 3/31/2023	$18,279	$1,548,194	$0
Change in unrealized appreciation (depreciation) during the period for Level 3 investments held at March 31, 2023	$-	$(166,656)	$(4,568)

The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of March 31, 2023:
Category	Fair Value March 31, 2023	Valuation Methodologies	Unobservable Inputs	Range	Impact to valuation from an increase to input
Trust Certificates	$18,279	Last Traded Price	Market Assessments	$0.057	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security
Corporate Obligations	1,548,194	Last Traded Price, Company-Specific Information	Terms of the Note/ Company's Financial Assessments/ Company Announcements	4.00-51.90
Significant changes in company’s financials, changes to the terms of the notes or changes to the general business conditions impacting the company’s business may result in changes to the fair value of the securities

Warrants	0	Last Traded Price	Market Assessments	0.00-0.10	Significant changes in market conditions could result in direct and proportional changes in the fair value of the security